Finance Income and Finance Costs - Summary of detailed information about finance income expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Finance income
Interest income	¥ 1,994	¥ 1,995	¥ 2,022
Dividend income	5,148	5,444	4,708
Gain on sales of associates	135	12,603	16,769
Foreign exchange gains, net		265
Gain on sales of equity instruments			5,743
Other	1,200	1,682	311
Total	8,477	21,989	29,553
Finance costs
Interest expenses	9,844	6,870	6,350
Foreign exchange losses, net	3,560		3,098
Other	2,060	1,507	2,120
Total	¥ 15,464	¥ 8,377	¥ 11,568